Equity Transactions - Schedule of Stock Option Activity (Details) 10Q - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Number of options outstanding beginning balance	21,840,953	10,530,953	7,656,250
Number of options granted	16,831,272	13,210,000	5,860,000
Number of options exercised	(487,620)
Number of options forfeited or expired	(4,200,000)	(1,900,000)	(2,985,297)
Number of options outstanding ending balance	33,984,605	21,840,953	10,530,953
Number of options exercisable	11,304,808	9,357,620
Weighted average exercise price outstanding beginning balance	$ 0.33	$ 0.33	$ 0.66
Weighted average exercise price granted	0.46	0.17	0.09
Weighted average exercise price exercised	0.07
Weighted average exercise price forfeited or expired	0.34	0.16	0.93
Weighted average exercise price outstanding ending balance	0.26	0.33	$ 0.33
Weighted average exercise price exercisable	$ 0.35	$ 0.36
Weighted average remaining contractual term outstanding	4 years 11 days	4 years 10 days	4 years 10 months 14 days
Weighted average remaining contractual term outstanding	3 years 22 days	2 years 1 month 2 days	4 years 11 days
Aggregate intrinsic value outstanding beginning balance
Aggregate intrinsic value granted
Aggregate intrinsic value exercised
Aggregate intrinsic value forfeited or expired
Aggregate intrinsic value outstanding ending balance	$ 3,992,194
Aggregate intrinsic value exercisable	$ 2,994,627	$ 24,166